Finance Lease Receivables - Schedule of changes in Finance Lease Receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Finance Lease Receivables [Abstract]
Finance lease receivable, beginning of period	$ 324,903	$ 0
Net investment recognized	1,030,408	329,090
Lease payments received	(87,703)	(4,274)
Interest income recognized	62,683	87
Finance lease receivable, end of period	1,330,291	324,903
Current portion of Finance Lease Receivable	82,501	21,101
Long Term Portion of Finance Lease Receivable	$ 1,247,790	$ 303,802